Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£) ₨ / £	Dec. 31, 2022 GBP (£) $ / £	Dec. 31, 2022 GBP (£) SFr / £	Dec. 31, 2022 GBP (£) ¥ / £	Dec. 31, 2022 GBP (£) ¥ / $	Dec. 31, 2022 GBP (£) kr / $	Dec. 31, 2022 GBP (£) kr / £	Dec. 31, 2022 GBP (£) kr / £	Dec. 31, 2022 GBP (£) د.إ / $	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) ₨ / £	Dec. 31, 2021 GBP (£) $ / £	Dec. 31, 2021 GBP (£) SFr / £	Dec. 31, 2021 GBP (£) ¥ / £	Dec. 31, 2021 GBP (£) ¥ / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) د.إ / $
Derivatives
Carrying value of hedged liabilities											£ 69,389	£ 69,389	£ 69,389	£ 69,389	£ 69,389	£ 69,389	£ 69,389	£ 69,389	£ 69,389	£ 69,389
Hedging liabilities
Derivatives
Changes in fair value used for hedge ineffectiveness											(1,105)
Bank and customer deposits
Derivatives
Carrying value of hedged liabilities											68,383	68,383	68,383	68,383	68,383	68,383	68,383	68,383	68,383	68,383
Changes in fair value used for hedge ineffectiveness											(1,084)
Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities											1,006	1,006	1,006	1,006	1,006	1,006	1,006	1,006	1,006	1,006
Changes in fair value used for hedge ineffectiveness											(21)
Fair value hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	£ 18,661	£ 18,661	£ 18,661	£ 18,661	£ 18,661	£ 18,661	£ 18,661	£ 18,661	£ 18,661	£ 18,661	37,485	37,485	37,485	37,485	37,485	37,485	37,485	37,485	37,485	37,485
Carrying value of hedged liabilities	41,925	41,925	41,925	41,925	41,925	41,925	41,925	41,925	41,925	41,925	40,606	40,606	40,606	40,606	40,606	40,606	40,606	40,606	40,606	40,606
Impact on hedged items included in carrying value, assets	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	1,219	1,219	1,219	1,219	1,219	1,219	1,219	1,219	1,219	1,219
Impact on hedged items included in carrying value, liabilities											445	445	445	445	445	445	445	445	445	445
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	61	61	61	61	61	61	61	61	61	61	69	69	69	69	69	69	69	69	69	69
Fair value hedging | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	19,800	19,800	19,800	19,800	19,800	19,800	19,800	19,800	19,800	19,800	30,200	30,200	30,200	30,200	30,200	30,200	30,200	30,200	30,200	30,200
Changes in fair value used for hedge ineffectiveness	(3,761)										(2,054)
Fair value hedging | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	38,900	38,900	38,900	38,900	38,900	38,900	38,900	38,900	38,900	38,900
Impact on hedged items included in carrying value, liabilities	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)
Changes in fair value used for hedge ineffectiveness	3,319										1,208
Fair value hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged assets	565	565	565	565	565	565	565	565	565	565
Impact on hedged items included in carrying value, liabilities	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)
Changes in fair value used for hedge ineffectiveness	3
Fair value hedging | Interest rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	35,856	35,856	35,856	35,856	35,856	35,856	35,856	35,856	35,856	35,856	34,371	34,371	34,371	34,371	34,371	34,371	34,371	34,371	34,371	34,371
Impact on hedged items included in carrying value, liabilities	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	454	454	454	454	454	454	454	454	454	454
Changes in fair value used for hedge ineffectiveness	2,790										953
Fair value hedging | Interest rate risk | Financial liabilities, subordinated
Derivatives
Carrying value of hedged liabilities	5,504	5,504	5,504	5,504	5,504	5,504	5,504	5,504	5,504	5,504	6,235	6,235	6,235	6,235	6,235	6,235	6,235	6,235	6,235	6,235
Impact on hedged items included in carrying value, liabilities	(547)	(547)	(547)	(547)	(547)	(547)	(547)	(547)	(547)	(547)	(9)	(9)	(9)	(9)	(9)	(9)	(9)	(9)	(9)	(9)
Changes in fair value used for hedge ineffectiveness	526										255
Fair value hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	5,764	5,764	5,764	5,764	5,764	5,764	5,764	5,764	5,764	5,764	6,603	6,603	6,603	6,603	6,603	6,603	6,603	6,603	6,603	6,603
Impact on hedged items included in carrying value, assets	(526)	(526)	(526)	(526)	(526)	(526)	(526)	(526)	(526)	(526)	701	701	701	701	701	701	701	701	701	701
Changes in fair value used for hedge ineffectiveness	(1,236)										(478)
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	63	63	63	63	63	63	63	63	63	63	69	69	69	69	69	69	69	69	69	69
Fair value hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	12,897	12,897	12,897	12,897	12,897	12,897	12,897	12,897	12,897	12,897	30,882	30,882	30,882	30,882	30,882	30,882	30,882	30,882	30,882	30,882
Impact on hedged items included in carrying value, assets	(922)	(922)	(922)	(922)	(922)	(922)	(922)	(922)	(922)	(922)	518	518	518	518	518	518	518	518	518	518
Changes in fair value used for hedge ineffectiveness	(2,525)										(1,576)
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	(2)	(2)	(2)	(2)	(2)	(2)	(2)	(2)	(2)	(2)
Fair value hedging | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400
Fair value hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	500	500	500	500	500	500	500	500	500	500	900	900	900	900	900	900	900	900	900	900
Fair value hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Fair value hedging | 0-3 months | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100
Fair value hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	1,900	1,900	1,900	1,900	1,900	1,900	1,900	1,900	1,900	1,900	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500
Fair value hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	2,900	2,900	2,900	2,900	2,900	2,900	2,900	2,900	2,900	2,900
Fair value hedging | 3-12 months | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	4,700	4,700	4,700	4,700	4,700	4,700	4,700	4,700	4,700	4,700	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	14,600	14,600	14,600	14,600	14,600	14,600	14,600	14,600	14,600	14,600
Fair value hedging | More than 1 year but less than 3 years | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											11,800	11,800	11,800	11,800	11,800	11,800	11,800	11,800	11,800	11,800
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	10,300	10,300	10,300	10,300	10,300	10,300	10,300	10,300	10,300	10,300
Fair value hedging | More than 3 years but less than 5 years | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											9,300	9,300	9,300	9,300	9,300	9,300	9,300	9,300	9,300	9,300
Fair value hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200
Fair value hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	9,600	9,600	9,600	9,600	9,600	9,600	9,600	9,600	9,600	9,600
Fair value hedging | 5-10 years | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											8,400	8,400	8,400	8,400	8,400	8,400	8,400	8,400	8,400	8,400
Fair value hedging | 10-20 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900
Fair value hedging | 10-20 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	500	500	500	500	500	500	500	500	500	500
Fair value hedging | 10-20 years | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											600	600	600	600	600	600	600	600	600	600
Fair value hedging | 20+ years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100	4,500	4,500	4,500	4,500	4,500	4,500	4,500	4,500	4,500	4,500
Fair value hedging | 20+ years | Average fixed interest rate | Hedging liabilities
Derivatives
Derivatives notional (£bn)											0	0	0	0	0	0	0	0	0	0
Cash flow hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	94,388	94,388	94,388	94,388	94,388	94,388	94,388	94,388	94,388	94,388	63,739	63,739	63,739	63,739	63,739	63,739	63,739	63,739	63,739	63,739
Carrying value of hedged liabilities	73,181	73,181	73,181	73,181	73,181	73,181	73,181	73,181	73,181	73,181
Cash flow hedging | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700
Average fixed interest rate	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Changes in fair value used for hedge ineffectiveness	£ 5,336										£ 2,010
Cash flow hedging | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400
Average fixed interest rate	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Changes in fair value used for hedge ineffectiveness	£ (2,054)
Cash flow hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610
Changes in fair value used for hedge ineffectiveness	(2,008)
Cash flow hedging | Interest rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	571	571	571	571	571	571	571	571	571	571
Changes in fair value used for hedge ineffectiveness	(46)
Cash flow hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	93,212	93,212	93,212	93,212	93,212	93,212	93,212	93,212	93,212	93,212	£ 63,025	£ 63,025	£ 63,025	£ 63,025	£ 63,025	£ 63,025	£ 63,025	£ 63,025	£ 63,025	£ 63,025
Changes in fair value used for hedge ineffectiveness	5,263										1,984
Cash flow hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	1,176	£ 1,176	£ 1,176	£ 1,176	£ 1,176	£ 1,176	£ 1,176	1,176	1,176	1,176	714	£ 714	£ 714	£ 714	£ 714	£ 714	714	714	714	714
Changes in fair value used for hedge ineffectiveness	73										26
Cash flow hedging | Exchange rate risk
Derivatives
Average foreign exchange rate		100.54	1.29	1.15	132.89	128.29	9.21					106.58	1.38	1.25	132.93	8.74
Carrying value of hedged assets											23	£ 23	£ 23	£ 23	£ 23	£ 23	23	23	23	23
Carrying value of hedged liabilities	4,345	£ 4,345	£ 4,345	£ 4,345	£ 4,345	£ 4,345	£ 4,345	4,345	4,345	4,345	7,279	7,279	7,279	7,279	7,279	7,279	7,279	7,279	7,279	7,279
Cash flow hedging | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	100	100	100	100	100	100	100	100	100	100
Cash flow hedging | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	7,300	7,300	7,300	7,300	7,300	7,300	7,300	7,300	7,300	7,300
Changes in fair value used for hedge ineffectiveness	3										(27)
Cash flow hedging | Exchange rate risk | Financial liabilities (other)
Derivatives
Carrying value of hedged liabilities	204	204	204	204	204	204	204	204	204	204	200	200	200	200	200	200	200	200	200	200
Changes in fair value used for hedge ineffectiveness	5										(10)
Cash flow hedging | Exchange rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	4,141	4,141	4,141	4,141	4,141	4,141	4,141	4,141	4,141	4,141	6,337	6,337	6,337	6,337	6,337	6,337	6,337	6,337	6,337	6,337
Changes in fair value used for hedge ineffectiveness	(2)										(5)
Cash flow hedging | Exchange rate risk | Financial liabilities, subordinated
Derivatives
Carrying value of hedged liabilities											742	742	742	742	742	742	742	742	742	742
Changes in fair value used for hedge ineffectiveness											(12)
Cash flow hedging | Exchange rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets											21	21	21	21	21	21	21	21	21	21
Cash flow hedging | Exchange rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets											2	2	2	2	2	2	2	2	2	2
Cash flow hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400
Average fixed interest rate	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cash flow hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800
Average fixed interest rate	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)											£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100
Cash flow hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100
Average fixed interest rate	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cash flow hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100
Average fixed interest rate	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300
Average fixed interest rate	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000
Average fixed interest rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500
Average fixed interest rate	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300
Average fixed interest rate	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Cash flow hedging | More than 3 years but less than 5 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300
Cash flow hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400
Average fixed interest rate	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Cash flow hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500
Average fixed interest rate	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cash flow hedging | 5-10 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200
Cash flow hedging | 10-20 years | Interest rate risk | Hedging assets
Derivatives
Average fixed interest rate	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Cash flow hedging | 10-20 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700
Average fixed interest rate	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%
Net investment hedging | Exchange rate risk
Derivatives
Derivatives notional (£bn)	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500
Average foreign exchange rate			1.20					13.23	12.34	4.42			1.32				11.74	8.85	12.12	3.67
Net investment hedging | 0-3 months | Exchange rate risk
Derivatives
Derivatives notional (£bn)	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500